Document and Entity Information	12 Months Ended
Dec. 31, 2024
Document and Entity Information [Abstract]
Document Type	DEFA14A
Entity Registrant Name	SOUTHERN COPPER CORP/
Entity Central Index Key	0001001838
Amendment Flag	false